Shareholder Report, Line Graph (Details) - USD ($)				10 Months Ended		12 Months Ended	22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 08, 2025	Jul. 29, 2020	May 31, 2016	May 31, 2026	May 31, 2021	May 31, 2017	May 31, 2022	May 31, 2018	May 31, 2023	May 31, 2019	May 31, 2024	May 31, 2020	May 31, 2025	May 31, 2021	May 31, 2026	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000164501
Account Value [Line Items]
Accumulated Value			$ 9,423			$ 10,041		$ 10,428		$ 10,749		$ 11,333		$ 12,968		$ 12,015	$ 11,789	$ 12,868	$ 13,841	$ 15,726
C000164507
Account Value [Line Items]
Accumulated Value			9,425			10,585		11,474		11,535		12,198		15,785		14,643	14,409	16,596	18,079	21,715
C000164510
Account Value [Line Items]
Accumulated Value			9,427			10,725		11,746		11,720		12,387		16,582		15,379	15,185	17,854	19,601	24,128
C000164511
Account Value [Line Items]
Accumulated Value			9,422			10,804		11,892		11,792		12,484		17,237		16,011	15,881	19,020	21,027	26,576
C000164513
Account Value [Line Items]
Accumulated Value			9,427			10,815		11,947		11,782		12,443		17,504		16,287	16,181	19,617	21,778	27,947
C000164515
Account Value [Line Items]
Accumulated Value			9,427			10,825		11,972		11,786		12,428		17,520		16,247	16,144	19,671	21,866	28,335
C000164517
Account Value [Line Items]
Accumulated Value			9,427			10,840		11,990		11,788		12,443		17,598		16,296	16,203	19,746	21,975	28,595
C000164519
Account Value [Line Items]
Accumulated Value			$ 9,429			$ 10,846		$ 12,000		$ 11,789		$ 12,450		$ 17,665		$ 16,382	$ 16,284	$ 19,848	$ 22,087	$ 28,748
C000219039
Account Value [Line Items]
Accumulated Value		$ 9,425			$ 12,310		$ 11,434		$ 11,384		$ 13,930		$ 15,525		$ 20,220
C000259836
Account Value [Line Items]
Accumulated Value	$ 9,425			$ 11,489